MAY and NOVEMBER 2012 PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2012
MAY and NOVEMBER 2012 PRIVATE PLACEMENT [Abstract]
MAY and NOVEMBER 2012 PRIVATE PLACEMENT

NOTE 3. - MAY and NOVEMBER 2012 PRIVATE PLACEMENT

On May 15, 2012 the Company issued 1,710,833 shares of its common stock and warrants to purchase up to 1,710,833 shares of its common stock for total consideration of $1,026,500 consisting of: $786,500 in cash, cancellation by a vendor of $150,000 in accounts payable and the exchange by an employee of his 4% minority interest in Goodrich Tobacco for stock and warrants valued at $90,000 in the offering. The warrants issued have an original exercise price of $1.00 per share, a five year term and a "down round provision," which results in the warrants being classified and reported as derivative liabilities for accounting purposes, and marked to market at each balance sheet date. At the date of issuance of these warrants the value was estimated to be $1,841,000 which exceeded the total consideration received in the offering by $814,500 resulting in an immediate charge to other income and expense - warrant liability - net for this amount. This private placement constituted a "down round" for purposes of all previously issued warrants and the December 14, 2011 Convertible Notes and resulted in adjustments to the exercise price, conversion price and the number of shares issuable upon exercise or conversion of these previously issued securities. Three executive officers of the Company acquired 44,000 shares and warrants for $26,400 in cash.

On November 9, 2012 the Company issued 3,238,000 shares of its common stock and warrants to purchase up to 1,619,000 shares of its common stock for total consideration of $809,500 consisting of: $681,000 in cash, cancellation by vendors of $98,500 in accounts payable and cancellation of $30,000 in directors fees owed to two directors. The warrants issued have an original exercise price of $1.00 per share, a five year term and a "down round provision," which results in the warrants being classified and reported as derivative liabilities for accounting purposes, and marked to market at each balance sheet date. At the date of issuance of these warrants the value was estimated to be $353,747 which reduced the amount recorded to additional paid in capital. This private placement constituted a "down round" for purposes of all previously issued warrants and the December 14, 2011 Convertible Notes and resulted in adjustments to the exercise price, conversion price and the number of shares issuable upon exercise or conversion of these previously issued securities. Two executive officers of the Company acquired 1,080,000 shares and 540,000 warrants for $270,000 in cash. Two directors of the Company acquired 120,000 shares and 60,000 warrants in lieu of payment of $30,000 of director fees.